Repurchase Agreements - Non Trading (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Repurchase Agreement [Abstract]
Summary of Repurchase Agreements - Non Trading

		Group
	2020	2019
	£m	£m
Agreements with banks	6,358	10,227
Agreements with customers	9,490	8,059
	15,848	18,286